Significant Accounting Policies - Additional Details (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Healthcare Services Expense and Claims Payable
Liabilities For Healthcare Services Incurred, But Not Yet Reported	$ 75,108,251		$ 75,108,251		$ 56,934,400	$ 19,859,348
Sales and Marketing Expenses
Sales and Marketing Expenses	$ 491,418	$ 278,663	$ 1,118,160	$ 631,073	$ 1,502,634	$ 801,685	$ 1,870,004